GENERAL INFORMATION (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
General Information
Percentage of gross domestic product	6.40%		1.60%
Percentage of cumulative inflation		211.40%		94.80%
Percentage of depreciation		356.30%		72.50%